Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrealized gain in value of securities available-for-sale, taxes	$ (7,878)	$ 36,838	$ 4,771